GENERAL	12 Months Ended
Dec. 31, 2025
GENERAL
GENERAL

NOTE 1 - GENERAL:

a.  General:

1)RedHill Biopharma Ltd. (the “Company”), incorporated on August 3, 2009, together with its wholly-owned subsidiary, RedHill Biopharma Inc. (“RedHill Inc.”), incorporated in Delaware, U.S. on January 19, 2017,is a specialty biopharmaceutical company primarily focused on gastrointestinal (“GI”) diseases and infectious diseases.

     The Company’s American Depositary Shares (“ADSs”) were traded on the Nasdaq Capital Market from December 27, 2012, were listed on the Nasdaq Global Market (“Nasdaq”) from July 20, 2018, and have been again listed on the Nasdaq Capital Market since November 15, 2023.

On March 23, 2023, the Company changed the ADS ratio from 1 ADS representing 10 ordinary shares to 1 ADS representing 400 ordinary shares. On August 20, 2024, the Company changed the ADS to ordinary share ratio from 1 ADS representing 400 ordinary shares to 1 ADS representing 10,000 ordinary shares. All data denominated in ADS were adjusted for these ratio changes.

The Company’s registered address is 21 Ha’arba’a St, Tel-Aviv, Israel.

2)	Since the Company established its commercial presence in the U.S. in 2017, it has promoted or commercialized various GI-related products that were either developed internally or acquired through in-licensing agreements. In particular, Talicia®, for the treatment of Helicobacter pylori infection in adults, was developed primarily internally by the Company and is its first internally developed product approved by the U.S. Food and Drug Administration (“FDA”). All these commercial activities are presented as discontinued operations. See note 16.
3)	In October 2025, the Company established Talicia Holdings Inc. (“THI”), an entity formed to hold the Talicia® business and related activities, and entered into a strategic transaction with Cumberland Pharmaceuticals Inc. (“Cumberland”). In connection with this transaction, the Company transferred all Talicia®-related activities and operations to THI.

Although the Company holds a 70% equity interest in THI, pursuant to the governing agreements between the parties, all significant operating, strategic and budgetary decisions require the joint approval of both the Company and Cumberland. Accordingly, the Company concluded that it lost unilateral control over THI and that THI is jointly controlled with Cumberland.

In addition, THI and Cumberland entered into an exclusive joint commercialization agreement for Talicia® in the United States, under which commercialization activities are conducted through THI.

As a result of the transaction and the loss of control over THI, the Company’s Talicia® commercial operations are presented as part of the discontinued operations in accordance with IFRS 5 (see Note 16).

Prior to the transaction, the Company operated in both research and development and commercial segments, which included the commercialization of internally developed and in-licensed products. Following the transaction, the Company has exited its commercial operations and is primarily focused on research and development activities.

Until February 1, 2023, the Company commercialized Movantik® in the U.S., for the treatment of opioid-induced constipation. See also note 15 (5) regarding the transfer of the Company’s rights in Movantik® to HCR Collateral Management, LLC (“HCRM”) in exchange for all the Company’s debt obligations under the Credit Agreement with HCRM, as well as the Global Termination Agreement, which terminated all remaining credit ties related to this transaction.

The Company also continues to advance the development part of its late-stage therapeutic candidates.

4) As of December 31, 2025, the Company has an accumulated deficit and negative working capital, and continues to incur negative operating cash flow. The Company’s activities have been funded primarily through public and private offerings of the Company’s securities and senior secured borrowing (now fully extinguished, see note 15(5)). There is no assurance that the Company’s business will generate sustainable positive cash flows to fund its business.

The Company plans to further fund its future operations through potential distributions and other cash flows arising from out-licensing of its therapeutic candidates, commercialization of in-licensed or acquired products and raising additional capital through equity or debt financing or through other non-dilutive financing. Furthermore, the Company holds from time to time discussions with multiple parties regarding potential strategic transactions, although there is no assurance that these discussions will result in any such transactions. The Company’s current cash resources are not sufficient to complete the research and development of its therapeutic candidates until generation of sustainable positive cash flows. Management expects that the Company will incur additional losses as it continues to focus its resources on advancing the development of its therapeutic candidates, based on a prioritized plan expected to result in negative cash flows from operating activities. Management believes that there is presently insufficient funding available to allow the Company to fund its activities for a period exceeding one year from the date of this filing. In addition, as of the reporting date, the Company has a significant amount of obligations related to allowance for deductions from revenues that are past due, including certain obligations that are materially overdue. The Company is actively engaging with various counterparties in an effort to reach structured payment arrangements. To date, the Company has finalized formal agreements with a limited number of counterparties to reschedule payments over a period of up to 24 months. Accordingly, the portion of these specific obligations due beyond 12 months from the reporting date has been classified as non-current liabilities. For the remaining counterparties, while management believes there is a reasonable possibility that such arrangements could be reached, no formal agreements have been finalized, and there can be no assurance such arrangements will be achieved. These conditions and events indicate that a material uncertainty exists that may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) about the Company’s ability to continue as a going concern.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

5)    In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these consolidated financial statements, sustained conflict in the region is ongoing and has included periods of escalation on multiple fronts, including direct confrontations involving Iran. During the year ended December 31, 2025, 2024 and 2023, the impact of the conflicts on the Company results and financial condition was immaterial, but such impact may increase.

b. Approval of the financial statements:

The date of the approval of these financial statements by the Board of Directors (the "BoD") is April 27 2026.